Submission	May 12, 2026
Submission [Line Items]
Central Index Key	0001822479
Registrant Name	Sotera Health Co
Registration File Number	333-277418
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES